Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of the parent	Stated capital	Accumulated other comprehensive income [1]	Other reserves [2]	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2020		$ 3,828.2	$ 3,664.5	$ 3,871.5	$ (2,218.1)	$ 255.5	$ 1,755.6	$ 163.7
Total comprehensive income for the year		663.1	622.9		(166.4)		789.3	40.2
Profit from continuing operations		858.9	818.7				818.7	40.2
(Loss)/profit from discontinued operation		(29.4)	(29.4)				(29.4)
Other comprehensive income from continuing operations		(173.3)	(173.3)		(173.3)
Other comprehensive income from discontinued operation		6.9	6.9		6.9
Dividends declared	[3]	(373.9)	(322.3)				(322.3)	(51.6)
Share-based payments		12.7	12.7			12.7
Ending balance at Dec. 31, 2021		4,130.1	3,977.8	3,871.5	(2,384.5)	268.2	2,222.6	152.3
Total comprehensive income for the year		536.4	527.3		(183.7)		711.0	9.1
Profit from continuing operations		708.7	698.0				698.0	10.7
(Loss)/profit from discontinued operation		13.0	13.0				13.0
Other comprehensive income from continuing operations		(151.1)	(149.5)		(149.5)			(1.6)
Other comprehensive income from discontinued operation		(34.2)	(34.2)		(34.2)
Dividends declared	[3]	(333.9)	(304.4)				(304.4)	(29.5)
Share-based payments		6.9	6.9			6.9
Ending balance at Dec. 31, 2022		4,339.5	4,207.6	3,871.5	(2,568.2)	275.1	2,629.2	131.9
Total comprehensive income for the year		649.2	628.0		(75.3)		703.3	21.2
Profit from continuing operations		745.2	722.2				722.2	23.0
(Loss)/profit from discontinued operation		(18.9)	(18.9)				(18.9)
Other comprehensive income from continuing operations		(116.5)	(114.7)		(114.7)			(1.8)
Other comprehensive income from discontinued operation		39.4	39.4		39.4
Dividends declared	[3]	(378.0)	(368.6)				(368.6)	(9.4)
Share-based payments		9.1	9.1			9.1
Ending balance at Dec. 31, 2023		$ 4,619.8	$ 4,476.1	$ 3,871.5	$ (2,643.5)	$ 284.2	$ 2,963.9	$ 143.7

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include share-based payments and share of equity-accounted investee’s other comprehensive income. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.

[3]	Refer to note 12 for dividends paid to owners of the parent.